Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 21, 2024
Entity Registrant Name	dei_EntityRegistrantName	ETF OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001771146
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2024
Prospectus Date	rr_ProspectusDate	May 21, 2024
REX AI EQUITY PREMIUM INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY –REX AI EQUITY PREMIUM INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	REX AI Equity Premium Income ETF’s (the “Fund”) investment objectives are capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the BITA AI Leaders Select Index (the “Index”). The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation and current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the securities of the companies comprising the Index, subject to a potential reduction in returns in a rising market.

The Fund seeks to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. As further described below, the Fund intends to write covered call options on the securities in its portfolio to provide income, while maintaining exposure to the share price returns of the companies comprising the Index through its investments in the underlying securities. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. The Fund’s options contracts provide:

●	exposure to the share price returns, and
●	current income from the option premiums

About the Index

The Index is a rules-based composite index that tracks the market performance of companies, listed on recognized exchanges based in the US, that are at the forefront of AI technologies.

“AI” or “Artificial Intelligence” is a term used to describe computer systems and software programs designed to simulate human intelligence to perform tasks given a set of human-defined objectives. AI models reach conclusions through reasoning and self-correct to improve analysis. AI may include, but is not limited to, unsupervised machine-learning, supervised machine learning, deep learning, reinforcement learning, natural language processing, and neural networks. AI encompasses the idea of machines mimicking human intelligence, whereas (non-AI) computer algorithms are the specific instructions that enable computers to perform tasks. Algorithms are a component of AI, used to implement various AI techniques and approaches.

The initial universe is composed of securities issued by companies with products, services, and activities classified within the following Artificial Intelligence areas:

●	AI Hardware: The AI hardware subtheme compiles crucial components and equipment designed to perform AI-related tasks efficiently. This includes state-of-the-art microprocessors, GPUs and integrated circuits that offer faster processing and energy-saving capabilities necessary to execute AI algorithms and models effectively.

●	AI Software: Companies that develop and maintain computer applications capable of intelligent behavior such as learning, reasoning, and problem-solving. These can range from commonly known applications, like chatbots and natural language processing algorithms, to applications around more complex types of AI such as self-aware AI and theory of mind AI.

●	AI Enabling Infrastructure: Companies that develop AI platforms that facilitate the development, deployment, and management of artificial intelligence applications, that develop and maintain hardware and software components necessary to support the storage, processing, and analysis of large volumes of data for artificial intelligence applications, and those that provide the underlying communication systems and protocols that facilitate the exchange of data and information between distributed AI components and devices.

●	AI Services: Companies that offer “Artificial Intelligence as a Service (AIAS).” AIAS involves the provision of AI capabilities and resources to users on a subscription or pay-per-use basis, delivered over the internet. AIAS platforms offer a wide range of AI services, including machine learning algorithms, natural language processing, computer vision, speech recognition, and predictive analytics, among others. These services are typically accessed via Application Programming Interfaces (”APIs”) or web interfaces, allowing developers, data scientists, and businesses to integrate AI functionalities into their applications, products, and workflows without the need to build and maintain their own AI infrastructure.

Each company’s thematic alignment with AI is determined using publicly available revenue data found in regulatory filings such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks, quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as news.

Based on their degree of thematic purity, securities are admitted into the Eligible Universe and assigned to one of two categories: (1) “Purity Leaders,” which are companies with a high relative revenue exposure to AI products, services, and activities; and (2) “Key Enablers,” which are companies that play a crucial role in facilitating the business application of AI technology, even though their primary business activities may not be solely focused on AI products or services. Securities in the Eligible Universe are ranked and selected as follow within each category:

A.	Purity Leaders: Securities are ranked based on their trading volumes and the top 5 are selected for inclusion. Securities within this category are weighted by average daily value traded over the prior 12-months, subject to a 10% cap.

B.	Key Enablers: Securities are ranked based on their market capitalization and the top 20 securities are selected for inclusion. Securities within this category are equally weighted.

The final Index is calculated by aggregating the “Purity Leaders” and “Key Enablers” categories and weighting them in a fixed proportion of 40% and 60% respectively.

The Index is rebalanced monthly with Purity Leaders weighted by average 12-month trading volume, subject to a 10% cap, and Key Enablers equally weighted. The Index is reconstituted quarterly by employing the process described above.

As of April 30, 2024, the Index included 25 companies and had a market capitalization range of approximately $3 billion to $3 trillion.

About the Fund’s Strategy

The Fund seeks to provide exposure to companies that are at the forefront of AI technologies and seeks to generate income by selling call options on the stocks of these companies.

The Fund intends to create long exposure to the Index by purchasing and holding each of the stocks included in the Index with the weight of each stock substantially corresponding to the weight of such stock in the Index. The Fund may hold fewer than all of the stocks comprising the Index, or hold stocks of companies that are not components of the Index that are, in the opinion of the Adviser, at the forefront of AI technologies. The Fund’s stock holdings would typically differ from the Index components when the Adviser believes that there is not sufficient liquidity in the market for the options that would be written on the particular stock to effectively implement the Fund’s covered call strategy.

The Fund generates current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The Fund intends to write call options on approximately 100% of its holdings of each portfolio security, and will not write call options on securities that the Fund does not hold. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation - the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time. “Out of the money” call options are those with a strike price that is above the current market price of the underlying security. “In the money” call options are those with a strike price that is below the current market price of the underlying security. “At the money” call options are those with a strike price that is equal to the current market price of the underlying security. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). The Fund typically will write call options with a term of 30 days or less. A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. As a result, the covered call strategy limits the upside potential on the underlying security but the Fund is fully exposed to the downside if the security decreases in value.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

The Fund’s Use Of Option Contracts

The Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument.

Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX Options, see “Exchange Traded Options Portfolio”.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 802-4004
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
REX AI EQUITY PREMIUM INCOME ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX AI EQUITY PREMIUM INCOME ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX AI EQUITY PREMIUM INCOME ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

REX AI EQUITY PREMIUM INCOME ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

REX AI EQUITY PREMIUM INCOME ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

REX AI EQUITY PREMIUM INCOME ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

REX AI EQUITY PREMIUM INCOME ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Index over the Call Period. This means that if the individual stocks comprising the Index experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the individual stocks comprising the Index over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the individual stocks comprising the Index over each Call Period, but has full exposure to any decreases in value experienced by the individual stocks comprising the Index over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the individual stocks comprising the Index. The degree of participation in the gains of the individual stocks comprising the Index experienced by the Fund will depend on prevailing market conditions, especially market volatility, at the time the Fund sells call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the individual stocks comprising the Index, changes in interest rates, changes in the actual or perceived volatility of Index and the remaining time to the options' expiration, as well as trading conditions in the options market. As the price of the individual stocks comprising the Index changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the individual stocks comprising the Index. The amount of time remaining until the options contracts expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the prices of the individual stocks comprising the Index will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the individual stocks comprising the Index.

REX AI EQUITY PREMIUM INCOME ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX AI EQUITY PREMIUM INCOME ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

REX AI EQUITY PREMIUM INCOME ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent to which the Fund participates in the positive price returns of the individual stocks comprising the Index and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the individual stocks comprising the Index will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the individual stocks comprising the Index, or the Fund may even lose money, even if the prices of the individual stocks comprising the Index have appreciated by at least that much over such period, if during any month over that period the individual stocks comprising the Index had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the individual stocks comprising the Index and its returns will depend not only on the price of the individual stocks comprising the Index but also on the paths that the individual stocks comprising the Index take over time.

REX AI EQUITY PREMIUM INCOME ETF | FLEX Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

REX AI EQUITY PREMIUM INCOME ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

REX AI EQUITY PREMIUM INCOME ETF | Large and Mid-Cap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large and Mid-Cap Stock Risk.  Although stocks issued by large- and mid-cap companies tend to have less overall volatility than stocks issued by small-cap companies, large-cap companies may not be able to attain the high growth rates of successful small-cap companies, especially during strong economic periods. In addition, large-cap companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments. Mid-cap companies typically have less experienced management, narrower product lines, and more limited financial resources than large-cap companies. However, by being more focused in their business activities, mid-cap companies may be more responsive and better able to adapt to the changing needs of their markets than large-cap companies during certain market conditions.

REX AI EQUITY PREMIUM INCOME ETF | Associated Risks Related to Investing in Artificial Intelligence [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Associated Risks Related to Investing in Artificial Intelligence. Artificial Intelligence typically faces intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Artificial Intelligence typically engages in significant amounts of spending on research and development and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Artificial Intelligence is a potential target for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Artificial Intelligence may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of Artificial Intelligence may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Artificial Intelligence. Country, government, and/or region-specific regulations or restrictions could have an impact on Artificial Intelligence.

REX AI EQUITY PREMIUM INCOME ETF | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. The stock prices of technology and technology-related companies and, therefore, the value of the Fund, may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

The Index’s constituents are focused on the technology sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the level of the Index. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both in the U.S. and internationally. Stocks of technology companies and companies that rely heavily on technology tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Any of these factors could impact the Index, and adversely impact the Fund.

REX AI EQUITY PREMIUM INCOME ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX AI EQUITY PREMIUM INCOME ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX AI EQUITY PREMIUM INCOME ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
REX AI EQUITY PREMIUM INCOME ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
REX AI EQUITY PREMIUM INCOME ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
REX AI EQUITY PREMIUM INCOME ETF | Shares May Trade at Prices Other Than NAV [Member]
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Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
REX AI EQUITY PREMIUM INCOME ETF | Trading [Member]
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
REX AI EQUITY PREMIUM INCOME ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REX AI EQUITY PREMIUM INCOME ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX AI EQUITY PREMIUM INCOME ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX AI EQUITY PREMIUM INCOME ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

REX AI EQUITY PREMIUM INCOME ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX AI EQUITY PREMIUM INCOME ETF | New Adviser Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. The Adviser was organized in 2023. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.
REX AI EQUITY PREMIUM INCOME ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX AI EQUITY PREMIUM INCOME ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX AI EQUITY PREMIUM INCOME ETF | Economic and Market Events Risk [Member]
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX AI EQUITY PREMIUM INCOME ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

REX AI EQUITY PREMIUM INCOME ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. For cash management purposes, the Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

REX AI EQUITY PREMIUM INCOME ETF | REX AI EQUITY PREMIUM INCOME ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIPI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208

[1]	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.